CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited)	January 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.5%
Anterix Inc.	180,000	$6,530,400	*

Interactive Media & Services - 1.1%
QuinStreet Inc.	600,000	12,702,000	*

Media - 2.1%
Gray Television Inc.	1,471,246	25,084,744	*

TOTAL COMMUNICATION SERVICES		44,317,144

CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.3%
Visteon Corp.	118,800	15,144,624	*

Diversified Consumer Services - 2.1%
frontdoor Inc.	209,050	11,506,112	*
Stride Inc.	532,911	13,722,458	*

Total Diversified Consumer Services		25,228,570

Hotels, Restaurants & Leisure - 2.6%
Bloomin’ Brands Inc.	710,000	14,959,700
Everi Holdings Inc.	1,194,949	15,629,933	*

Total Hotels, Restaurants & Leisure		30,589,633

Household Durables - 1.3%
Century Communities Inc.	323,440	15,182,274	*

Leisure Products - 0.8%
Vista Outdoor Inc.	314,630	9,177,757	*

Multiline Retail - 0.8%
Macy’s Inc.	597,150	8,981,136

Specialty Retail - 3.5%
Lithia Motors Inc., Class A Shares	35,000	11,153,800
Murphy USA Inc.	138,317	17,230,148
Petco Health & Wellness Co. Inc.	163,030	4,243,671	*
Urban Outfitters Inc.	345,090	9,465,819	*

Total Specialty Retail		42,093,438

TOTAL CONSUMER DISCRETIONARY		146,397,432

CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 1.5%
Sprouts Farmers Market Inc.	757,079	17,147,839	*

Food Products - 1.6%
Utz Brands Inc.	816,130	19,244,346

TOTAL CONSUMER STAPLES		36,392,185

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2021 Quarterly Report	1

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
ENERGY - 3.3%
Energy Equipment & Services - 0.6%
Helmerich & Payne Inc.	319,550	$7,758,674

Oil, Gas & Consumable Fuels - 2.7%
Brigham Minerals Inc., Class A Shares	683,340	9,149,923
CNX Resources Corp.	688,260	8,720,254	*
International Seaways Inc.	867,200	13,883,872

Total Oil, Gas & Consumable Fuels		31,754,049

TOTAL ENERGY		39,512,723

FINANCIALS - 18.8%
Banks - 7.0%
Bank OZK	619,890	23,035,112
CVB Financial Corp.	284,644	5,530,633
First Interstate BancSystem Inc., Class A Shares	346,251	13,386,064
TriState Capital Holdings Inc.	626,613	11,498,349	*
WesBanco Inc.	375,060	10,876,740
Wintrust Financial Corp.	313,250	18,854,517

Total Banks		83,181,415

Capital Markets - 3.2%
Blucora Inc.	555,000	9,190,800	*
Conx Corp.	762,110	8,192,683	*
Conyers Park II Acquisition Corp.	1,279,975	12,518,155	*
Deerfield Healthcare Technology Acquisitions Corp.	752,440	8,062,860	*(a)(b)

Total Capital Markets		37,964,498

Consumer Finance - 2.5%
Encore Capital Group Inc.	349,040	10,366,488	*
Oportun Financial Corp.	543,330	8,698,713	*
PROG Holdings Inc.	238,280	11,242,051

Total Consumer Finance		30,307,252

Diversified Financial Services - 2.0%
East Resources Acquisition Co.	708,110	7,767,967	*
Insurance Acquisition Corp.	1,137,400	15,862,566	*(a)(b)

Total Diversified Financial Services		23,630,533

Insurance - 1.9%
Assured Guaranty Ltd.	334,303	11,951,332
BRP Group Inc., Class A Shares	442,450	10,269,265	*

Total Insurance		22,220,597

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Fund 2021 Quarterly Report

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 2.2%
Essent Group Ltd.	270,390	$11,310,414
Washington Federal Inc.	550,615	14,415,100

Total Thrifts & Mortgage Finance		25,725,514

TOTAL FINANCIALS		223,029,809

HEALTH CARE - 17.9%
Biotechnology - 2.0%
Amarin Corp. PLC, ADR	3,121,736	23,413,020	*

Health Care Equipment & Supplies - 2.3%
Lantheus Holdings Inc.	639,100	10,398,157	*
Quotient Ltd.	2,865,766	17,366,542	*

Total Health Care Equipment & Supplies		27,764,699

Health Care Providers & Services - 7.8%
Acadia Healthcare Co. Inc.	326,430	16,543,472	*
Covetrus Inc.	377,000	12,844,390	*
Encompass Health Corp.	117,990	9,486,396
HealthEquity Inc.	225,000	18,798,750	*
R1 RCM Inc.	1,040,000	26,239,200	*
SOC Telemed Inc.	1,133,150	8,328,653	*

Total Health Care Providers & Services		92,240,861

Health Care Technology - 2.6%
Health Catalyst Inc.	278,000	13,811,040	*
Omnicell Inc.	144,530	17,025,634	*

Total Health Care Technology		30,836,674

Life Sciences Tools & Services - 1.3%
Syneos Health Inc.	205,743	15,296,992	*

Pharmaceuticals - 1.9%
Aerie Pharmaceuticals Inc.	463,680	7,970,659	*
Intra-Cellular Therapies Inc.	448,350	14,414,453	*

Total Pharmaceuticals		22,385,112

TOTAL HEALTH CARE		211,937,358

INDUSTRIALS - 14.5%
Aerospace & Defense - 0.9%
Curtiss-Wright Corp.	104,620	10,858,510

Airlines - 1.0%
SkyWest Inc.	294,970	11,500,880

Building Products - 1.2%
Masonite International Corp.	138,000	13,731,000	*

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2021 Quarterly Report	3

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Electrical Equipment - 2.0%
EnerSys	137,710	$11,323,893
Shoals Technologies Group Inc., Class A Shares	367,390	12,465,543	*

Total Electrical Equipment		23,789,436

Machinery - 2.1%
EnPro Industries Inc.	201,560	14,550,616
Evoqua Water Technologies Corp.	388,370	10,583,083	*

Total Machinery		25,133,699

Professional Services - 1.8%
ICF International Inc.	160,272	12,361,779
Korn Ferry	210,080	9,579,648

Total Professional Services		21,941,427

Road & Rail - 0.8%
Marten Transport Ltd.	574,196	9,101,007

Trading Companies & Distributors - 4.7%
GATX Corp.	136,564	12,673,139
Nesco Holdings Inc.	1,407,338	8,322,316	*(a)(b)
Rush Enterprises Inc., Class A Shares	268,420	11,270,956
Textainer Group Holdings Ltd.	696,613	12,615,661	*
Triton International Ltd.	224,381	10,397,816

Total Trading Companies & Distributors		55,279,888

TOTAL INDUSTRIALS		171,335,847

INFORMATION TECHNOLOGY - 13.6%
Electronic Equipment, Instruments & Components - 0.7%
nLIGHT Inc.	280,220	8,877,370	*

IT Services - 4.1%
CSG Systems International Inc.	219,260	9,447,913
NIC Inc.	457,200	12,307,824
Switch Inc., Class A Shares	633,590	10,910,420
TTEC Holdings Inc.	205,490	15,530,934

Total IT Services		48,197,091

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Energy Industries Inc.	150,434	15,431,520	*
Semtech Corp.	134,702	9,557,107	*
Tower Semiconductor Ltd.	409,999	11,467,672	*

Total Semiconductors & Semiconductor Equipment		36,456,299

Software - 4.9%
2U Inc.	335,199	13,709,639	*
CommVault Systems Inc.	381,490	23,949,942	*

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Fund 2021 Quarterly Report

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Software - (continued)
Rapid7 Inc.	134,660	$11,691,181	*
Vertex Inc., Class A Shares	251,580	8,264,403	*

Total Software		57,615,165

Technology Hardware, Storage & Peripherals - 0.8%
NCR Corp.	285,140	9,512,270	*

TOTAL INFORMATION TECHNOLOGY		160,658,195

MATERIALS - 3.8%
Chemicals - 1.2%
Avient Corp.	360,840	13,867,081

Containers & Packaging - 0.9%
Silgan Holdings Inc.	301,970	11,000,767

Metals & Mining - 1.7%
Commercial Metals Co.	648,930	12,777,432
MP Materials Corp.	249,710	7,284,041	*

Total Metals & Mining		20,061,473

TOTAL MATERIALS		44,929,321

REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Brandywine Realty Trust	658,760	7,246,360
Kite Realty Group Trust	791,050	12,609,337
Lexington Realty Trust	1,315,983	13,488,826
Outfront Media Inc.	239,340	4,363,168
Physicians Realty Trust	624,350	11,007,290
RLJ Lodging Trust	786,580	10,154,748

Total Equity Real Estate Investment Trusts (REITs)		58,869,729

Real Estate Management & Development - 0.8%
Real Matters Inc.	730,000	9,562,072	*

TOTAL REAL ESTATE		68,431,801

UTILITIES - 2.2%
Independent Power and Renewable Electricity Producers - 0.8%
NextEra Energy Partners LP	117,000	9,535,500

Multi-Utilities - 1.4%
Black Hills Corp.	290,050	17,147,756

TOTAL UTILITIES		26,683,256

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $890,363,140)		1,173,625,071

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2021 Quarterly Report	5

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.5%
JPMorgan 100% U.S. Treasury Securities Money Market
Fund, Institutional Class	0.006%	23,355,488	$23,355,488
Western Asset Premier Institutional U.S. Treasury
Reserves, Premium Shares	0.010%	5,838,872	5,838,872	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $29,194,360)			29,194,360

TOTAL INVESTMENTS - 101.6% (Cost - $919,557,500)			1,202,819,431
Liabilities in Excess of Other Assets - (1.6)%			(18,783,307)

TOTAL NET ASSETS - 100.0%			$1,184,036,124

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Restricted security (Note 3).

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2021, the total market value of investments in Affiliated Companies was $5,838,872 and the cost was $5,838,872 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Small Cap Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Financials	$199,104,383	$23,925,426	—	$223,029,809
Industrials	163,013,531	8,322,316	—	171,335,847
Other Common Stocks	779,259,415	—	—	779,259,415

Total Long-Term Investments	1,141,377,329	32,247,742	—	1,173,625,071

Short-Term Investments†	29,194,360	—	—	29,194,360

Total Investments	$1,170,571,689	$32,247,742	—	$1,202,819,431

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2021. The following transactions were effected in such company for the period ended January 31, 2021.

	Affiliate Value at October 31, 2020	Purchased			Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,111,678	$31,651,614	31,651,614	$26,924,420	26,924,420

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$169	—	$5,838,872

9

Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2021	Value Per Share	Percent of Net Assets
Deerfield Healthcare Technology Acquisitions Corp.	752,440	12/20	$7,524,400	$8,062,860	$10.72	0.68%
Insurance Acquisition Corp.	1,137,400	11/20	11,374,000	15,862,566	13.95	1.34
Nesco Holdings Inc.	1,407,338	12/20	7,036,690	8,322,316	5.91	0.70

			$25,935,090	$32,247,742		2.72%

10